Property and Equipment, Net (Tables)	3 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
Property and equipment, net, as of December 31, 2021 and 2020, consists of the following:

	December 31, 2021	December 31, 2020
	(in thousands)
Charging stations and digital media screens	$79,104	$43,114
Construction in progress: station hardware	33,434	17,566
Capitalized research and development equipment	2,689	974
Leasehold improvements	856	552
Computer and office equipment	1,459	974
Capitalized software	888	—
Development in progress: software	86	—
Furniture	229	210
Other fixed assets	3,736	811
Total property and equipment	122,481	64,201
Less accumulated depreciation and amortization	(24,753)	(14,843)
Property and equipment, net	$97,728	$49,358
Property and equipment, net, as of March 31, 2022 and December 31, 2021, consist of the following:

	March 31, 2022	December 31, 2021
	(in thousands)
Charging stations and digital media screens	$92,466	$79,104
Construction in progress: stations	47,795	33,434
Capitalized research and development equipment	2,738	2,689
Leasehold improvements	962	856
Computer and office equipment	1,670	1,459
Development in progress: software	1,724	86
Furniture	229	229
Other fixed assets	3,943	3,736
Capitalized software	888	888
Total property and equipment	152,415	122,481
Less accumulated depreciation and amortization	(27,827)	(24,753)
Property and equipment, net	$124,588	$97,728